Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	LORD ABBETT AFFILIATED FUND INC
Entity Central Index Key	0000002691
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000018428
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class A
Trading Symbol	LAFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[1]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000018430
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class C
Trading Symbol	LAFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$75	1.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.43%	[2]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054699
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class F
Trading Symbol	LAAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$28	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.53%	[3]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000184551
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class F3
Trading Symbol	LTFOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F3	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[4]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000018432
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class I
Trading Symbol	LAFYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[5]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000018431
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class P
Trading Symbol	LAFPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$46	0.88%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.88%	[6]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054700
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R2
Trading Symbol	LAFQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$54	1.03%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.03%	[7]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000054701
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R3
Trading Symbol	LAFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$49	0.93%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.93%	[8]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155435
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R4
Trading Symbol	LAFSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$36	0.68%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[9]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155436
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R5
Trading Symbol	LAFTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$23	0.43%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.43%	[10]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

C000155437
Shareholder Report [Line Items]
Fund Name	Lord Abbett Affiliated Fund Inc.
Class Name	Class R6
Trading Symbol	LAFVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Lord Abbett Affiliated Fund Inc. for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at lordabbett.com/FundDocuments. You can also request this information by contacting us at 888-522-2388.
Additional Information Phone Number	888-522-2388
Additional Information Website	lordabbett.com/FundDocuments
Expenses [Text Block]

What were the Fund costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.38%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[11]
AssetsNet	$ 6,724,158,102
Holdings Count | Holding	67
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

 (as of April 30, 2026)
Table Summary
Total Net Assets	$6,724,158,102
# of Portfolio Holdings	67
Portfolio Turnover Rate	24%

Holdings [Text Block]
Table Summary
Portfolio Holdings Presented by SectorFootnote Reference*	% Footnote Reference**
Communication Services	5.74%
Consumer Discretionary	3.53%
Consumer Staples	5.95%
Energy	7.75%
Financials	19.12%
Health Care	9.45%
Industrials	21.21%
Information Technology	14.97%
Materials	5.30%
Utilities	5.11%
Repurchase Agreements	1.87%
Total	100.00%
Footnote	Description
Footnote*	A sector may comprise several industries.
Footnote**	Represents percent of total investments, which excludes derivatives.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.